UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21270 _____________________________________________________

Partners Balanced Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
Partners Balanced Trust
 40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	September 30, 2004 ____________________________________________

Item 1. Schedule of Investments

The Registrant's schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2004

Partners Balanced Trust

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—143.1%
			Corporate Bonds—70.2%
			Aerospace/Defense—3.0%
A	$ 200	[2]	General Dynamics Corp., 4.25%, 5/15/13	$194,758
BBB+	225		Lockheed Martin Corp., 8.50%, 12/01/29	296,190
BBB	175		Northrop Grumman Corp., 7.75%, 2/15/31	215,482
BBB-	250		Raytheon Co., 6.15%, 11/01/08	272,028

				978,458

			Automotive—2.6%
			DaimlerChrysler NA Holding Corp.
A3	300	[2]	7.20%, 9/01/09	337,670
A3	200	[2]	4.05%, 6/04/08	200,718
A3	300	[2]	General Motors Acceptance Corp., 6.875%, 9/15/11	315,042

				853,430

			Basic Materials—2.9%
BB+	300		Georgia-Pacific Corp., 8.875%, 2/01/10	351,000
B+	300		Lyondell Chemical Co., 11.125%, 7/15/12	346,500
BB-	250		Tembec Industries, Inc., 8.50%, 2/01/11 (Canada)	261,250

				958,750

			Building & Development—0.3%
Ba3	100		WCI Communities, Inc., 10.625%, 2/15/11	113,250

			Conglomerate—3.7%
			General Electric Cap. Corp.
AAA	300	[2]	5.875%, 2/15/12	325,658
AAA	800	[2]	6.125%, 2/22/11	882,150

				1,207,808

			Consumer Products—5.8%
A+	300	[2]	Diageo Capital PLC, 3.375%, 3/20/08 (United Kingdom)	298,924
BBB+	200		General Mills, Inc., 6.00%, 2/15/12	215,348
BBB+	300	[2]	Kellogg Co., 6.60%, 4/01/11	337,805
A3	350	[2]	Kraft Foods, Inc., 5.625%, 11/01/11	369,689
BBB	200	[2]	Kroger Co., 6.80%, 4/01/11	224,086
B-	300	[2]	Rite Aid Corp., 6.875%, 8/15/13	261,000
AA	200		Wal Mart Stores, Inc., 6.875%, 8/10/09	226,822

				1,933,674

			Ecological Services & Equipment—2.5%
B+	244		Allied Waste N.A., Inc., 10.00%, 8/01/09	256,810
B	200		Casella Waste Systems, 9.75%, 2/01/13	219,500
B-	300	[2]	National Waterworks, Inc., 10.50%, 12/01/12	338,250

				814,560

			Energy—15.0%
BB	300	[2,3]	AES Corp., 9.00%, 5/15/15	340,500
BBB+	200		Anadarko Finance Co., 7.50%, 5/01/31 (Canada)	243,754
CCC+	300	[2]	Calpine Corp., 7.75%, 4/15/09	192,000
BB	200		Chesapeake Energy Corp, 7.50%, 9/15/13	218,500
A-	225		ConocoPhillips Holding Co., 6.95%, 4/15/29	259,607
A-	200		Detroit Edison Co., 6.125%, 10/01/10	218,810
BBB	325	[2]	Devon Energy Corp., 7.95%, 4/15/32	403,174
BBB	300	[2]	Devon Financing Corp., 6.875%, 9/30/11	338,480
B	200		Dresser, Inc., 9.375%, 4/15/11	219,500
B	175	[3]	Dynergy Holdings, Inc., 10.125%, 7/15/13	201,250
B-	250		El Paso Production Holdings, 7.75%, 6/01/13	250,000
A-	200		EnCana Holdings Finance Corp., 5.80%, 5/01/14 (Canada)	211,814
AA-	290		Florida Power & Light Co., 4.85%, 2/01/13	295,974
BB-	176		GulfTerra Energy Partners, LP, 8.50%, 6/01/10	205,040
B+	300	[2]	Hanover Equipment Trust, 8.75%, 9/01/11	328,500
B1	200		Midwest Generation LLC, 8.30%, 7/02/09	210,000
BBB+	200		Occidental Petroleum Corp., 6.75%, 1/15/12	226,040

Partners Balanced Trust (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(continued)
B2	$ 300		Orion Power Holdings, Inc., 12.00%, 5/01/10	$ 375,750
A1	225		Progress Energy Florida, Inc., 4.80%, 3/01/13	225,898

				4,964,591

			Entertainment & Leisure—1.0%
BB-	300		Mohegan Tribal Gaming, 8.00%, 4/01/12	332,250

			Financial Institutions—17.7%
AA+	300	[2]	American General Capital II, 8.50%, 7/01/30	401,030
Aa2	600	[2]	Bank of America Corp., 3.875%, 1/15/08	608,847
AA+	1,200	[2]	Citigroup, Inc., 3.50%, 2/01/08	1,203,948
AA-	100		Credit Suisse First Boston, 6.125%, 11/15/11	108,949
BB	250		Crum & Forster Holding Corp., 10.375%, 6/15/13	266,875
CCC+	300	[2,3]	Gemstone Investors Ltd., 7.71%, 10/31/04 (Cayman Islands)	300,000
AA-	200	[2]	Goldman Sachs Group, Inc., 6.875%, 1/15/11	225,694
A+	300	[2]	Household Finance Corp., 6.375%, 10/15/11	330,661
B	250	[3]	Huntsman Advance Materials LLC, 11.00%, 7/15/10	290,000
A1	200	[2]	JP Morgan Chase & Co., 6.75%, 2/01/11	224,608
A+	300	[2]	Lehman Brothers Holdings, 6.625%, 1/18/12	335,551
A	200		MetLife, Inc., 6.50%, 12/15/32	215,070
AA-	300	[2]	Morgan Stanley, 6.75%, 4/15/11	336,166
AA-	300	[2]	SunTrust Banks, Inc., 3.625%, 10/15/07	303,663
AA-	200		US Bancorp, 3.95%, 8/23/07	205,066
Aa1	500	[2]	Wells Fargo & Co., 4.00%, 8/15/08	505,945

				5,862,073

			Healthcare—0.2%
			Tenet Healthcare Corp.
B-	35		6.375%, 12/01/11	31,412
B-	50	[3]	9.875%, 7/01/14	52,250

				83,662

			Media—6.0%
BBB	400	[2]	Comcast Corp., 5.50%, 3/15/11	416,896
Baa1	300	[2,3]	Cox Enterprises, 4.375%, 5/01/08	292,933
BB-	300	[2]	CSC Holdings, Inc., 7.875%, 12/15/07	320,250
BBB	300		News America Inc., 7.625%, 11/30/28	350,617
B3	20	[3]	Rainbow National Services LLC, 8.75%, 9/01/12	20,800
CCC+	65	[3]	Rainbow National Services LLC, 10.375%, 9/01/14	67,925
BBB+	200		Turner Broadcasting, 8.375%, 7/01/13	241,161
CCC	300	[2]	WRC Media, Inc., 12.75%, 11/15/09	273,000

				1,983,582

			Packaging & Containers—0.7%
B	200		Crown Euro Holdings SA, 10.875%, 3/01/13 (France)	232,500

			Real Estate—3.5%
BBB+	300	[2]	Archstone-Smith Trust, 3.00%, 6/15/08	292,380
BBB+	185		Avalonbay Communities, Inc., 6.625%, 9/15/11	203,539
BBB+	200		EOP Operating LP, 7.00%, 7/15/11	224,683
BB+	200		ITT Corp., 7.375%, 11/15/15	218,000
B	200		John Q. Hammons Hotels, 8.875%, 5/15/12	223,000

				1,161,602

			Technology—1.0%
BB-	300	[2]	PerkinElmer, Inc., 8.875%, 1/15/13	334,500

			Telecommunications—2.3%
B-	100		ACE Escrow Corp., 10.00%, 8/01/11	81,500
BB	25	[3]	Qwest Corp., 7.875%, 9/01/11	26,000
A+	200		SBC Communications, Inc., 6.25%, 3/15/11	219,397
Aa3	400	[2]	Verizon New Jersey, Inc., 5.875%, 1/17/12	425,596

				752,493

Partners Balanced Trust (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Transportation—2.0%
BBB+	$ 200		Burlington North Santa Fe, 5.90%, 7/01/12	$ 215,265
BBB+	200		Canadian National Railway Co., 6.25%, 8/01/34 (Canada)	210,874
B3	200		Railamerica Transportation, 12.875%, 8/15/10	228,500

				654,639

			Total Corporate Bonds	23,221,822

			U.S. Government & Agency Obligations—14.0%
			Federal National Mortgage Association
	1,343	[2]	4.50%, 5/01/18	1,342,037
	238	[2]	4.50%, 6/01/18	237,745
	1,276	[2]	5.00%, 5/01/33	1,265,966
	445	[2]	5.00%, 6/01/33	441,105
	926	[2]	5.00%, 8/01/33	918,472
	290	[2]	U.S. Treasury Bonds, 5.375%, 2/15/31	310,662
	100	[2]	U.S. Treasury Notes, 4.25%, 8/15/13	101,496

			Total U.S. Government & Agency Obligations	4,617,483

			Foreign Government—1.7%
AA-	200		Province of Quebec, 7.00%, 1/30/07	217,695
Baa2	300		United Mexican States, 8.125%, 12/30/19	345,750

			Total Foreign Government	563,445

			Taxable Municipals—0.9%
AA	300		Illinois, GO, 5.10%, 6/01/33	285,759

	Shares

			Common Stocks—56.3%
			Automotive—1.2%
	9,400		General Motors Corp.	399,312

			Basic Materials—7.3%
	3,500		Air Products & Chemicals, Inc.	190,330
	20,300		Alcoa, Inc.	681,877
	10,100		Dow Chemical Co.	456,318
	7,300		E.I. Du Pont de Nemours & Co.	312,440
	5,300		PPG Industries, Inc.	324,784
	6,700		Weyerhaeuser Co.	445,416

				2,411,165

			Consumer Products—3.3%
	4,900		Altria Group, Inc.	230,496
	4,500		General Mills, Inc.	202,050
	3,500		Heinz Co., H.J.	126,070
	5,300		Kellogg Co.	226,098
	4,600		Kimberly-Clark Corp.	297,114

				1,081,828

			Energy—11.5%
	4,200		BP PLC (United Kingdom)	241,626
	2,000		ChevronTexaco Corp.	107,280
	4,800		ConocoPhillips	397,680
	4,300		Dominion Resources, Inc.	280,575
	2,700		Entergy Corp.	163,647
	9,300		Exelon Corp.	341,217
	19,600		Exxon Mobil Corp.	947,268
	3,000		FPL Group, Inc.	204,960
	1,800		PPL Corp.	84,924
	3,300		Questar Corp.	151,206
	2,900		SCANA Corp.	108,286
	11,000		Shell Transport & Trading Co. (United Kingdom)	489,610
	5,600		TXU Corp.	268,352

				3,786,631

Partners Balanced Trust (continued)

Shares	Description	Value

	Financial Institutions—20.1%
6,800	Ace Ltd. (Bermuda)	$272,408
21,100	Bank of America Corp.	914,263
2,700	Chubb Corp., The	189,756
19,800	Citigroup Inc.	873,576
3,100	Comerica Inc.	183,985
3,200	Federal National Mortgage Association	202,880
4,100	First Horizon National Corp.	177,776
11,800	JPMorgan Chase & Co.	468,814
4,800	Marsh & Mc-Lennan Cos., Inc.	219,648
8,100	Merrill Lynch & Co., Inc.	402,732
5,800	Morgan Stanley	285,940
11,600	National City Corp.	447,992
3,800	St. Paul Companies, Inc., The	125,628
7,800	SunTrust Banks, Inc.	549,198
4,000	US Bancorp	115,600
4,600	Wachovia Corp.	215,970
3,400	Washington Mutual, Inc.	132,872
10,100	Wells Fargo & Co.	602,263
3,700	XL Capital Ltd. (Cayman Islands)	273,763

		6,655,064

	Healthcare—4.8%
7,000	Abbott Laboratories	296,520
8,400	Baxter International, Inc.	270,144
7,600	Merck & Co., Inc.	250,800
10,200	Pfizer, Inc.	312,120
11,900	Wyeth	445,060

		1,574,644

	Industrial—3.3%
11,000	Caterpillar, Inc.	884,950
5,400	Rockwell Automation, Inc.	208,980

		1,093,930

	Media—0.7%
2,700	Gannett Co., Inc.	226,152

	Real Estate—0.7%
1,300	General Growth Properties, Inc.	40,300
4,500	Regency Centers Corp.	209,205

		249,505

	Technology—1.6%
6,400	Emerson Electric Co.	396,096
7,500	Hewlett Packard, Co.	140,625

		536,721

	Telecommunications—1.8%
6,000	Bellsouth Corp.	162,720
10,000	SBC Communications, Inc.	259,500
4,800	Verizon Communications, Inc.	189,024

		611,244

	Total Common Stocks	18,626,196

	Total Long-Term Investments (cost $44,966,257)	47,314,705

	SHORT-TERM INVESTMENTS—2.5%
	Money Market Fund—0.7%
221,576	Galileo Money Market Fund	221,576

Partners Balanced Trust (continued)

Principal
Amount
(000)	Description	Value

	Discount Note—1.8%
$600	Federal Home Loan Bank, 1.65%, 10/01/04	$600,000

	Total Short-Term Investments (cost $821,576)	821,576

	Total Investments—145.6% (cost $45,787,833)	48,136,281
	Liabilities in excess of other assets—(45.6)%	(15,083,752)

	Net Assets—100.0%	$33,052,529

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2004, the Trust held 4.8% of its net assets, with a current market value of $1,591,658, in securities restricted as to resale.

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Partners Balanced Trust.
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 23, 2004

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 23, 2004